UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06640

American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/06

Date of reporting period: 05/31/06

Item 1. Schedule of Investments

Schedule of  INVESTMENTS May 31, 2006 (unaudited)

American Strategic Income Portfolio II

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) - 5.1%
Fixed Rate - 5.1%
Federal Home Loan Mortgage Corporation
5.50%, 1/1/18, #E93231		$4,553,696	$4,686,304	$4,493,644
9.00%, 7/1/30, #C40149		279,674	286,837	299,549
Federal National Mortgage Association
6.00%, 10/1/16, #607030		373,072	374,979	376,057
5.50%, 6/1/17, #648508		419,953	421,934	415,071
5.00%, 9/1/17, #254486		676,147	677,839	655,820
5.00%, 11/1/17, #657356		1,328,719	1,335,351	1,288,775
6.50%, 6/1/29, #252497		1,473,036	1,463,434	1,492,185
7.50%, 4/1/30, #532867		102,671	99,337	106,270
7.50%, 5/1/30, #535289		176,377	170,659	182,616
8.00%, 5/1/30, #538266		72,701	71,814	76,618
8.00%, 6/1/30, #253347		223,862	221,129	235,923
Total U.S. Government Agency Mortgage-Backed Securities			9,809,617	9,622,528

Corporate Note (d) (e) - 2.7%
Adjustable Rate - 2.7%
Stratus Properties, 9.33%, 7/1/08	06/14/01	5,000,000	5,000,000	5,100,000

Whole Loans and Participation Mortgages (c) (d) - 109.0%
Commercial Loans - 44.6%
1336 and 1360 Energy Park Drive, St. Paul, MN, 7.55%, 10/1/08 (b)	09/29/98	2,595,909	2,595,909	2,655,376
5555 East Van Buren, Phoenix, AZ, 5.68%, 7/1/11 (b) (g)	06/23/04	6,500,000	6,500,000	6,407,325
Bigelow Office Building, Las Vegas, NV, 8.88%, 4/1/07 (b)	03/31/97	1,190,554	1,190,554	1,202,460
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (b)	05/19/04	4,585,624	4,585,624	4,498,125
Cypress Point Office Park II, Tampa, FL, 5.30% 7/1/09 (b)	05/19/04	4,455,199	4,455,199	4,370,189
Hadley Avenue Business Center, Oakdale, MN, 8.38%, 1/1/11 (b)	12/14/00	2,281,671	2,281,671	2,395,755
Hillside Office Park, Elk River, MN, 7.63%, 8/1/08	07/09/98	861,020	861,020	880,737
Katy Plaza II, Houston, TX, 9.88%, 7/1/06 (g)	01/01/04	1,785,892	1,785,892	1,625,280
La Posada & Casitas I, Tucson, AZ, 8.97%, 11/1/06 (e) (g)	11/02/01	5,680,000	5,680,000	5,680,000
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 (b)	02/27/04	4,500,595	4,500,595	4,431,215
Minikahda Mini Storage III, St. Paul, MN, 8.62%, 8/1/09 (b)	09/16/99	3,805,702	3,805,702	3,957,930
Minikahda Mini Storage V, St. Paul, MN, 8.75%, 9/1/09 (b)	07/02/01	2,091,399	2,091,399	2,175,055
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (b)	09/17/03	1,583,917	1,583,917	1,636,613
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 (g)	01/04/06	12,200,000	12,200,000	12,475,866
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 (g)	04/30/01	1,450,000	1,450,000	1,480,296
Rapid Park Parking Lot, Minneapolis, MN, 7.35%, 1/1/11	08/07/97	3,862,470	3,862,470	3,978,344
Raveneaux Country Club, Spring, TX, 8.72%, 1/1/07 (e) (g)	12/19/05	8,800,000	8,800,000	8,800,000
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (b)	06/28/02	2,582,466	2,582,466	2,711,589
Rimrock Plaza, Billings, MT, 7.65%, 12/1/08 (b)	12/02/98	2,832,494	2,832,494	2,889,144
Sundance Plaza, Colorado Springs, CO, 7.13%, 11/1/08	10/29/98	385,494	385,494	390,499
Woodmen Corporate Center, Colorado Springs, CO, 7.72%, 9/1/08 (e) (g)	08/08/05	9,950,000	9,950,000	10,107,926
			83,980,406	84,749,724

Multifamily Loans - 64.2%
Adelphi Springs Apartments, Adelphi, MD, 9.93%, 3/1/09 (g)	06/27/03	5,084,592	5,084,592	4,215,909
Ashley Place Apartments I, New Port Richey, FL, 7.97%, 3/31/08 (b) (e) (g)	03/31/05	6,500,000	6,500,000	6,596,863
Ashley Place Apartments II, New Port Richey, FL, 10.88%, 3/31/08 (g)	03/31/05	320,000	320,000	310,822
Autumnwood, Southern Woods, Hinton Hollow, Knoxville, TN, 7.68%, 6/1/09 (b)	05/24/02	7,006,236	7,006,236	7,286,485
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (b)	06/05/03	4,022,681	4,022,681	2,950,893
Glenoaks Apartments, Glendale, CA, 7.93%, 2/1/08 (e) (g)	01/13/05	6,850,000	6,850,000	5,785,580
Highland Ridge & Highland Glen Apartments, Oklahoma City, OK, 14.90%, 10/1/08 (g)	09/30/04	3,850,000	3,850,000	2,695,000
Misty Woods/Riverfall Square I, Arlington and Dallas, TX, 7.97%, 8/1/06 (b) (e) (g)	07/23/03	7,966,000	7,966,000	5,576,200
Misty Woods/Riverfall Square II, Arlington and Dallas, TX, 9.88%, 8/1/06 (g)	07/23/03	1,591,000	1,591,000	1,113,700
Oakton Terrace Apartments, Adelphi, MD, 9.88%, 8/1/11 (g)	06/27/03	670,141	670,141	576,616
Park Hampshire Apartments, Adelphi, MD, 9.90%, 1/1/13 (g)	06/27/03	3,111,280	3,111,280	2,706,364
RP-Plaza Development, Oxnard, CA, 8.44%, 3/1/10 (e) (g)	02/23/05	5,000,000	5,000,000	5,084,110
Sapphire Skies, Cle Elum, WA, 8.72%, 1/1/09 (e) (g)	12/23/05	11,500,000	11,500,000	11,500,000
Scottsdale Terrace, Scottsdale, AZ, 8.47%, 11/1/08 (e) (g)	10/31/05	5,850,000	5,850,000	5,850,000
Seven Oaks Apartments, Garland, TX, 12.93%, 8/1/09 (g)	07/15/04	6,144,000	6,144,000	5,326,339
Southridge Apartments, Austin, TX, 8.43%, 4/1/09 (b)	03/22/02	7,404,721	7,404,721	5,183,305
Spring Lake Apartments I, Anaheim, CA, 7.97%, 3/1/07 (b) (e) (g)	02/23/05	7,000,000	7,000,000	7,054,761
Spring Lake Apartments II, Anaheim, CA, 9.88%, 3/1/07 (g)	02/23/05	600,000	600,000	520,695
Summit Chase Apartments I, Coral Springs, FL, 7.72%, 7/1/07 (e) (g)	07/07/05	12,670,000	12,670,000	12,670,000
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 5/1/06 (g)	07/07/05	2,534,000	2,534,000	2,188,292
Sussex Club Apartments I, Athens, GA, 8.47%, 6/1/06 (b) (e) (f) (g)	04/08/03	9,798,000	9,798,000	7,979,852
Sussex Club Apartments II, Athens, GA, 11.88%, 6/1/06 (f) (g)	04/08/03	612,000	612,000	428,400
Timber Ridge Apartments, Houston, TX, 9.88%, 8/1/13 (g)	04/23/02	500,000	500,000	467,494
Trinity Oaks Apartments I, Dallas, TX, 7.97%, 4/1/09 (e) (g)	03/30/06	7,000,000	7,000,000	7,194,600
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 (g)	03/30/06	1,690,000	1,690,000	1,416,844
Vista Bonita Apartments, Denton, TX, 8.19%, 4/1/08 (b) (e)	03/04/05	2,772,333	2,772,333	2,814,888
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	550,093	550,093	577,597
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	1,054,343	1,054,343	1,107,060
Woodside Village Apartments I, Midwest City, OK, 8.19%, 10/1/06 (b) (e) (g)	09/22/03	4,210,000	4,210,000	4,210,000
Woodside Village Apartments II, Midwest City, OK, 9.88%, 10/1/06 (g)	09/22/03	947,000	947,000	794,267
			134,808,420	122,182,936
Single Family Loans - 0.2%
Merchants Bank, 4 loans, Vermont, 10.48%, 12/1/20	12/18/92	133,607	134,705	137,387
PHH U.S. Mortgage, 3 loans, United States, 8.65%, 1/1/12	12/30/92	192,044	186,886	185,680
			321,591	323,067
Total Whole Loans and Participation Mortgages			219,110,417	207,255,727

Preferred Stocks - 15.0%
Real Estate Investment Trusts - 15.0%
AMB Property, Series L (b)		62,000	1,583,757	1,456,380
AMB Property, Series M (b)		14,360	367,561	341,337
AMB Property, Series O (b)		17,500	437,500	432,579
BRE Properties, Series C (b)		62,000	1,560,500	1,470,020
BRE Properties, Series D (b)		18,148	457,465	429,926
CarrAmerica Realty, Series E (b)		87,574	2,261,548	2,194,604
Developers Diversified Realty, Series H		63,700	1,636,809	1,574,664
Developers Diversified Realty, Series I		31,600	823,427	794,108
Duke Realty, Series J (b)		38,244	974,588	898,734
Duke Realty, Series K (b)		43,000	1,081,863	993,300
Duke Realty, Series L (b)		12,000	302,160	277,920
Duke Realty, Series M		8,000	200,000	196,720
Equity Residential Properties, Series N (b)		75,000	1,897,834	1,750,500
First Industrial Realty Trust, Series J		74,025	1,876,534	1,806,210
Health Care Properties, Series E (b)		10,000	257,000	252,900
Health Care Properties, Series F		22,800	576,840	564,072
HRPT Properties, Series C (b)		100,000	2,500,000	2,440,000
Prologis Trust, Series F (b)		35,120	892,477	837,261
Prologis Trust, Series G (b)		43,190	1,098,075	1,034,401
PS Business Parks, Series H		35,000	868,036	841,750
PS Business Parks, Series I		20,000	485,577	469,000
PS Business Parks, Series M		43,180	1,077,682	1,075,182
Public Storage, Series A (b)		40,000	977,346	872,400
Public Storage, Series E (b)		15,000	377,550	354,150
Public Storage, Series X (b)		20,000	502,366	452,000
Public Storage, Series Z (b)		20,000	497,779	437,000
Regency Centers, Series C (b)		50,000	1,245,000	1,142,190
Regency Centers, Series D (b)		36,888	962,795	914,822
Vornado Realty Trust, Series F (b)		65,000	1,611,277	1,532,050
Vornado Realty Trust, Series G (b)		11,000	257,950	254,650
Vornado Realty Trust, Series I (b)		16,000	374,000	370,400
Total Preferred Stocks			30,023,296	28,461,230

Total Investments in Unaffiliated Securities			263,943,330	250,439,485

Short-Term Investment (h) - 1.1%
First American Prime Obligations Fund, Class Z		2,206,064	2,206,064	2,206,064

Total Investments in Securities (i) - 132.9%			$266,149,394	$252,645,549

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors, Inc. believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

As of May 31, 2006, the fund held fair valued securities with a value of $212,355,727 or 111.7% of net assets.

(b)	On May 31, 2006, securities valued at $119,746,075 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 8,739,363	5/10/06	5.13%	6/9/06	$ 37,361	(1)
55,500,000	5/1/06	5.92%	6/1/06	282,688	(2)
10,457,000	5/10/06	5.78%	6/9/06	50,368	(3)
$74,696,363				$370,417

* Interest rate as of May 31, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.
Name of broker and description of collateral:
(1) Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $4,553,696 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $279,674 par
Federal National Mortgage Association, 6.00%, 10/1/16, $373,072 par
Federal National Mortgage Association, 5.50%, 6/1/17, $419,953 par
Federal National Mortgage Association, 5.00%, 9/1/17, $676,147 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,328,719 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,473,036 par
Federal National Mortgage Association, 7.50%, 4/1/30, $102,671 par
Federal National Mortgage Association, 7.50%, 5/1/30, $176,377 par
Federal National Mortgage Association, 8.00%, 5/1/30, $72,701 par
Federal National Mortgage Association, 8.00%, 6/1/30, $223,862 par

(2) Morgan Stanley:
1336 and 1360 Energy Park Drive, 7.55%, 10/1/08, $2,595,909 par
5555 East Van Buren, 5.68%, 7/1/11, $6,500,000 par
Ashley Place Apartments I, 7.97%, 3/31/08, $6,500,000 par
Autumnwood, Southern Woods, Hinton Hollow, 7.68%, 6/1/09, $7,006,236 par
Bigelow Office Building, 8.88%,4/1/07, $1,190,554 par
Chardonnay Apartments, 6.40%, 7/1/13, $4,022,681 par
Cypress Point Office Park I, 5.30%, 6/1/09, $4,585,624 par
Cypress Point Office Park II, 5.30%, 7/1/09, $4,455,199 par
Hadley Avenue Business Center, 8.38%, 1/1/11, $2,281,671 par
LaCosta Centre, 5.20%, 3/1/09, $4,500,595 par
Minikahda Mini Storage III, 8.62%, 8/1/09, $3,805,702 par
Minikahda Mini Storage V, 8.75%, 9/1/09, $2,091,399 par
Misty Woods/Riverfall Square I, 7.97%, 8/1/06, $7,966,000 par
Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,583,917 par
Redwood Dental Building, 7.40%, 7/1/12, $2,582,466 par
Rimrock Plaza, 7.65%, 12/1/08, $2,832,494 par
Southridge Apartments, 8.43%, 4/1/09, $7,404,721 par
Spring Lake Apartments I, 7.97%, 3/1/07, $7,000,000 par
Sussex Club Apartments I, 8.47%, 6/1/06, $9,798,000 par
Vista Bonita Apartments, 8.19%, 4/1/08, $2,772,333 par
Woodside Village Apartments I, 8.19%, 10/1/06, $4,210,000 par

(3) Dresdner Bank:
AMB Property, Series L, 62,000 shares
AMB Property, Series M, 14,360 shares
AMB Property, Series O, 17,500 shares
BRE Properties, Series C, 62,000 shares
BRE Properties, Series D, 18,148 shares
CarrAmerica Realty, Series E, 71,974 shares
Duke Realty, Series J, 38,244 shares
Duke Realty, Series K, 43,000 shares
Duke Realty, Series L, 12,000 shares
Equity Residential Properties, Series N, 75,000 shares
Health Care Properties, Series E, 10,000 shares
HRPT Properties, Series C, 100,000 shares
Prologis Trust, Series F, 35,120 shares
Prologis Trust, Series G, 43,190 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series E, 15,000 shares
Public Storage, Series X, 20,000 shares
Public Storage, Series Z, 20,000 shares
Regency Centers, Series C, 50,000 shares
Regency Centers, Series D, 36,888 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 11,000 shares
Vornado Realty Trust, Series I, 16,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $15,000,000 using preferred stock as collateral.  The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $15,000,000 lending commitment.

(c)
Interest rates on commercial and multifamily loans are the net coupon rates (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) in effect on May 31, 2006. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2006.

(d)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(e)	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2006.

(f)	Security is in default.

(g)	Interest only - Represents securities that entitle holders to receive only interest payments on the mortgages. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2006.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(i)	On May 31, 2006, the cost of investments in securities was $266,149,394. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$ 2,281,563
Gross unrealized depreciation	(15,785,408)
Net unrealized depreciation	$(13,503,845)

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 31, 2006